Other non financial liability, non-current (Tables)	12 Months Ended
Mar. 31, 2019
Other non financial liability, non-current
Schedule of other non-current non-financial liabilities

	March 31,
	2018	2019
Lease rent equalization	5,815	2,303
Total	5,815	2,303